Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Shares	Additional paid-in-capital	Retained earnings (Accumulated deficit)	Total
Balance at Dec. 31, 2019		$ 232	$ (49)	$ 183
Balance (in Shares) at Dec. 31, 2019	2,893,125
Profit (loss) for the year			112	112
Transactions with shareholders		55		55
Balance at Dec. 31, 2020		287	63	350
Balance (in Shares) at Dec. 31, 2020	2,893,125
Profit (loss) for the year			(1,540)	(1,540)
Share-based compensation to service provider		75		75
Issuance of ordinary shares		1,250		1,250
Share-based compensation		60		60
Transactions with shareholders		1,058		1,058
Balance at Dec. 31, 2021		2,730	(1,477)	1,253
Balance (in Shares) at Dec. 31, 2021	2,893,125
Profit (loss) for the year			(2,201)	(2,201)
Debt extinguishment of shareholders’ loans (Note 10d)		769		769
Issuance of ordinary shares upon initial public offering, net of issuance costs		6,194		6,194
Issuance of ordinary shares upon initial public offering, net of issuance costs (in Shares)	3,717,473
Issuance of warrants to third party upon initial public offering		26		26
Conversion of shareholder loans (Note 12i)		3,461		3,461
Conversion of shareholder loans (Note 12i) (in Shares)	1,463,619
Reclassification of derivative warrant liabilities to equity (Note 9c)		3,319		3,319
Balance at Dec. 31, 2022		$ 16,499	$ (3,678)	$ 12,821
Balance (in Shares) at Dec. 31, 2022	8,074,217